Capital adequacy (Tables)	12 Months Ended
Dec. 31, 2017
BIS statistics
Swiss capital and leverage metrics
	Phase-in
end of	2017	2016
Swiss capital (CHF million)
Swiss CET1 capital	36,567	36,417
Going concern capital	53,131	52,392
Gone concern capital	35,712	26,783
Total loss-absorbing capacity	88,843	79,175
Swiss risk-weighted assets and leverage exposure (CHF million)
Swiss risk-weighted assets	273,436	272,090
Leverage exposure	919,053	957,067
Swiss capital ratios (%)
Swiss CET1 ratio	13.4	13.4
Going concern capital ratio	19.4	19.3
Gone concern capital ratio	13.1	9.8
TLAC ratio	32.5	29.1
Swiss leverage ratios (%)
Swiss CET1 leverage ratio	4.0	3.8
Going concern leverage ratio	5.8	5.5
Gone concern leverage ratio	3.9	2.8
TLAC leverage ratio	9.7	8.3
Swiss capital ratio requirements (%)
Swiss CET1 ratio requirement	9.0	8.125
Going concern capital ratio requirement	12.0	10.75
Gone concern capital ratio requirement	6.2	3.5
TLAC ratio requirement	18.2	14.25
Swiss leverage ratio requirements (%)
Swiss CET1 leverage ratio requirement	2.6	2.3
Going concern leverage ratio requirement	3.5	3.0
Gone concern leverage ratio requirement	2.0	1.0
TLAC leverage ratio requirement	5.5	4.0

Bank
BIS statistics
Swiss capital and leverage metrics
	Phase-in
end of	2017	2016
Swiss capital (CHF million)
Swiss CET1 capital	38,288	37,196
Going concern capital	53,995	52,344
Gone concern capital	35,771	26,904
Total loss-absorbing capacity (TLAC)	89,766	79,248
Swiss risk-weighted assets and leverage exposure (CHF million)
Swiss risk-weighted assets	273,332	271,359
Leverage exposure	921,793	958,296
Swiss capital ratios (%)
Swiss CET1 ratio	14.0	13.7
Going concern capital ratio	19.8	19.3
Gone concern capital ratio	13.1	9.9
TLAC ratio	32.8	29.2
Swiss leverage ratios (%)
Swiss CET1 leverage ratio	4.2	3.9
Going concern leverage ratio	5.9	5.5
Gone concern leverage ratio	3.9	2.8
TLAC leverage ratio	9.7	8.3
Swiss capital ratio requirements (%)
Swiss CET1 ratio requirement	9.0	8.125
Going concern capital ratio requirement	12.0	10.75
Gone concern capital ratio requirement	6.2	3.5
TLAC ratio requirement	18.2	14.25
Swiss leverage ratio requirements (%)
Swiss CET1 leverage ratio requirement	2.6	2.3
Going concern leverage ratio requirement	3.5	3.0
Gone concern leverage ratio requirement	2.0	1.0
TLAC leverage ratio requirement	5.5	4.0